Exhibit 99.9

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Series Name	2023-7

Collection Period	November 2024
Payment Date	12/20/2024
Transaction Month	13
Anticipated Redemption Date	11/20/2026
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$434,610,000.00	5.67%	11/20/2029
Class A-1b	$100,000,000.00	SOFR +0.95%	11/20/2029
Class B	$40,870,000.00	5.96%	11/20/2029
Class C	$24,520,000.00	6.21%	11/20/2029

Total	$600,000,000.00

Class A-1b Note Interest Derivation

SOFR Adjustment Date	12/13/2024
Compound SOFR for Interest Period	4.59824%
Spread over Compounded SOFR	0.95%
Note Interest Rate	5.54824%
Note Balance at the beginning of the Interest Period	$100,000,000.00
Days in the Interest Period	30
Note Monthly Interest	$462,353.33

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Series 2023-7 Available Funds and other sources of funds
Series 2023-7 Allocation Percentage x Group One Available Funds	$40,235,719.48
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$40,235,719.48

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$46.75	$46.75	$0.00	$0.00	$40,235,672.73
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$40,234,422.73
Owner Trustee Fee	$15,000.00	$15,000.00	$0.00	$0.00	$40,219,422.73
Asset Representations Reviewer Fee	$23.10	$23.10	$0.00	$0.00	$40,219,399.63
Supplemental ARR Fee	$105.15	$105.15	$0.00	$0.00	$40,219,294.48
Servicing Fee	$461,427.25	$461,427.25	$0.00	$0.00	$39,757,867.23
Class A-1a Note Interest	$2,053,532.25	$2,053,532.25	$0.00	$0.00	$37,704,334.98
Class A-1b Note Interest	$462,353.33	$462,353.33	$0.00	$0.00	$37,241,981.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,241,981.65
Class B Note Interest	$202,987.67	$202,987.67	$0.00	$0.00	$37,038,993.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,038,993.98
Class C Note Interest	$126,891.00	$126,891.00	$0.00	$0.00	$36,912,102.98
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,912,102.98
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$36,912,102.98
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,912,102.98
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$36,912,102.98
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$36,912,102.98
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$36,912,102.98
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$36,912,102.98
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$36,912,102.98
Class R Interest	$36,912,102.98	$36,912,102.98	$0.00	$0.00	$0.00

Total	$40,235,719.48	$40,235,719.48	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,053,532.25	$0.00	$0.00	$2,053,532.25
Class A-1b	$0.00	$0.00	$462,353.33	$0.00	$0.00	$462,353.33
Class B	$0.00	$0.00	$202,987.67	$0.00	$0.00	$202,987.67
Class C	$0.00	$0.00	$126,891.00	$0.00	$0.00	$126,891.00

Total	$0.00	$0.00	$2,845,764.25	$0.00	$0.00	$2,845,764.25

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.73	$0.00	$4.73
Class A-1b	$1,000.00	$4.62	$0.00	$4.62
Class B	$1,000.00	$4.97	$0.00	$4.97
Class C	$1,000.00	$5.18	$0.00	$5.18

Total	$1,000.00	$4.74	$0.00	$4.74

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$434,610,000.00	1.00	$434,610,000.00	1.00
Class A-1b	$100,000,000.00	1.00	$100,000,000.00	1.00
Class B	$40,870,000.00	1.00	$40,870,000.00	1.00
Class C	$24,520,000.00	1.00	$24,520,000.00	1.00

Total	$600,000,000.00	1.00	$600,000,000.00	1.00

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$300,000,000.00
Ending Principal Funding Account Limit	$300,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.